Mineral Property, Plant and Equipment - Schedule of Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
PropertyPlantsAndEquipmentLineItems [Line Items]
Cost, Beginning balance		$ 113,895	$ 113,422
Cost, Additions		20	473
Cost, Ending balance		113,915	113,895
Accumulated depreciation, Beginning balance		(734)	(558)
Accumulated depreciation, Depreciation	[1]	(234)	(176)
Accumulated depreciation, Ending balance		(968)	(734)
Foreign currency translation difference		31,888	20,550
Net carrying value - Ending balance		144,835	133,711
Mineral Property Interest [Member]
PropertyPlantsAndEquipmentLineItems [Line Items]
Cost, Beginning balance	[2]	112,541	112,541
Cost, Additions	[2]
Cost, Ending balance	[2]	112,541	112,541
Accumulated depreciation, Beginning balance	[2]
Accumulated depreciation, Depreciation	[1],[2]
Accumulated depreciation, Ending balance	[2]
Foreign currency translation difference	[2]	31,641	20,361
Net carrying value - Ending balance	[2]	144,182	132,902
Plant and Equipment [Member]
PropertyPlantsAndEquipmentLineItems [Line Items]
Cost, Beginning balance		1,354	881
Cost, Additions		20	473
Cost, Ending balance		1,374	1,354
Accumulated depreciation, Beginning balance		(734)	(558)
Accumulated depreciation, Depreciation	[1]	(234)	(176)
Accumulated depreciation, Ending balance		(968)	(734)
Foreign currency translation difference		247	189
Net carrying value - Ending balance		$ 653	$ 809

[1]	Depreciation is included in exploration and evaluation expenses.
[2]	Comprises the Pebble Project, a contiguous block of 2,402 mineral claims covering approximately 417 square miles located in southwest Alaska, 17 miles (30 kilometers) from the villages of Iliamna and Newhalen, and approximately 200 miles (320 kilometers) southwest of the city of Anchorage.